UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)
________

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason A. Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

Wilshire Variable Insurance Trust Schedules of Investments	March 31, 2016 (Unaudited)

	2015 Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.0%
70,070	SPDR Barclays High Yield Bond ETF	$2,399,897
22,200	Vanguard Extended Market ETF(a)	1,838,160
125,770	Vanguard FTSE Developed Markets ETF(a)	4,510,112
26,366	Vanguard FTSE Emerging Markets ETF(a)	911,736
38,330	Vanguard S&P 500 ETF(a)	7,227,505
62,120	Vanguard Scottsdale Funds Intermediate-Term Corporate Bond ETF	5,400,092
30,460	Vanguard Short-Term Inflation-Protected Securities ETF	1,496,500
65,100	Vanguard Total Bond Market ETF	5,389,629

Total Exchange Traded Funds - 97.0%
(Cost $27,558,689)		29,173,631

SHORT-TERM INVESTMENTS (c) - 28.2%
790,093	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	790,093
7,694,474	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (b)	7,694,474

Total Short-Term Investments - 28.2%
(Cost $8,484,567)		8,484,567

Total Investments - 125.2%
(Cost $36,043,256)†		37,658,198
Other Assets & Liabilities, Net - (25.2)%		(7,587,803)
NET ASSETS - 100.0%		$30,070,395

	2025 Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.8%
123,146	SPDR Barclays High Yield Bond ETF	$4,217,751
51,910	Vanguard Extended Market ETF(a)	4,298,148
336,550	Vanguard FTSE Developed Markets ETF(a)	12,068,683
70,571	Vanguard FTSE Emerging Markets ETF	2,440,345
99,380	Vanguard S&P 500 ETF(a)	18,739,093
90,000	Vanguard Scottsdale Funds Intermediate-Term Corporate Bond ETF	7,823,700
36,740	Vanguard Short-Term Inflation-Protected Securities ETF	1,805,036
87,122	Vanguard Total Bond Market ETF	7,212,830

Total Exchange Traded Funds - 98.7%
(Cost $54,906,176)		58,605,586

SHORT-TERM INVESTMENTS (c) - 33.9%
2,319,845	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	2,319,845
17,991,396	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (b)	17,991,396

Total Short-Term Investments - 33.9%
(Cost $20,311,241)		20,311,241

Total Investments - 131.7%
(Cost $75,217,417)†		78,916,827
Other Assets & Liabilities, Net - (31.7)%		(18,986,830)
NET ASSETS - 100.0%		$59,929,997

Wilshire Variable Insurance Trust Schedules of Investments	March 31, 2016 (Unaudited)

	2035 Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.0%
87,010	SPDR Barclays High Yield Bond ETF	$2,980,092
91,590	Vanguard Extended Market ETF(a)	7,583,652
541,220	Vanguard FTSE Developed Markets ETF(a)	19,408,149
109,039	Vanguard FTSE Emerging Markets ETF(a)	3,770,569
10	Vanguard Growth ETF	1,065
154,670	Vanguard S&P 500 ETF(a)	29,164,575
42,820	Vanguard Scottsdale Funds Intermediate-Term Corporate Bond ETF	3,722,343
45,440	Vanguard Short-Term Inflation-Protected Securities ETF	2,232,467
44,844	Vanguard Total Bond Market ETF	3,712,635

Total Exchange Traded Funds - 97.0%
(Cost $67,261,932)		72,575,547

SHORT-TERM INVESTMENTS (c) - 34.6%
3,065,446	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.010%	3,065,446
22,833,167	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.010% (b)	22,833,167

Total Short-Term Investments - 34.6%
(Cost $25,898,613)		25,898,613

Total Investments - 131.6%
(Cost $93,160,545)†		98,474,160
Other Assets & Liabilities, Net - (31.6)%		(23,631,500)
NET ASSETS - 100.0%		$74,842,660

†	The federal tax cost and unrealized appreciation and depreciation at March 31, 2016 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
2015 Fund	$36,043,256	$2,398,473	$(783,531)
2025 Fund	75,217,417	5,357,836	(1,658,426)
2035 Fund	93,160,545	7,610,325	(2,296,710)

(a)
This security or a partial position of this security is on loan at March 31, 2016. The total market value of securities on loan at March 31, 2016 for the 2015 Fund, 2025 Fund and 2035 Fund was $7,480,795, $17,513,444 and $22,160,531, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at March 31, 2016 for 2015 Fund, 2025 Fund and 2035 Fund was $7,694,474, $17,991,396 and $22,833,167, respectively.

(c)	Rate shown is the 7-day effective yield as of March 31, 2016.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt

As of March 31, 2016, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust Wilshire Global Allocation fund Schedule of Investments	March 31, 2016 (Unaudited)

Shares		Value

AFFILIATED REGISTERED INVESTMENT COMPANIES — 100.2%
14,275,897	Wilshire Income Opportunities Fund, Institutional Class	$143,030,212
15,824,603	Wilshire International Equity Fund, Institutional Class	139,889,489
1,625,132	Wilshire Large Company Growth Portfolio, Institutional Class	63,298,905
2,692,745	Wilshire Large Company Value Portfolio, Institutional Class	49,896,574
577,888	Wilshire Small Company Growth Portfolio, Institutional Class	13,851,981
611,962	Wilshire Small Company Value Portfolio, Institutional Class	13,200,015

Total Affiliated Registered Investment Companies (Cost $453,511,944)		423,167,176
Total Investments- 100.2%
(Cost $453,511,944)†		423,167,176
Other Assets & Liabilities, Net - (0.2)%		(740,744)
NET ASSETS - 100.0%		$422,426,432

†	At March 31, 2016, the tax basis cost of the Fund's investments was $453,511,944, and the unrealized appreciation and depreciation were $271,242 and $(30,616,010) respectively.

A list of the outstanding forward foreign currency contracts held by the Fund at March 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Deliver		Unrealized Depreciation
BANK OF AMERICA	4/11/16	USD	301,398	CAD	390,000	$(1,104)
BANK OF AMERICA	4/11/16	USD	442,118	GBP	306,000	(2,611)
BANK OF AMERICA	4/11/16	CAD	390,000	USD	291,003	(9,291)
BANK OF AMERICA	4/11/16	GBP	306,000	USD	433,691	(5,816)
						$(18,822)

For the period ended March 31, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

CAD — Canadian Dollar
GBP — British Pound
USD — United States Dollar

As of March 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP, except for the forward foreign currency contracts which are Level 2.

For the period ended March 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended March 31, 2016, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the Wilshire Mutual Funds’ most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust Wilshire Global Allocation fund Schedule of Investments	March 31, 2016 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended March 31, 2016:

Fund	Value as of December 31, 2015	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2016	Income Distributions
Guggenehim Strategy Fund	$3,774,209	$9,048	$(3,772,631)	$(13,361)	$2,735	$-	$5,377
Wilshire Income Opportunities Fund	-	143,030,212	-	-	-	143,030,212	-
Wilshire International Equity Fund	144,665,251	-	(5,408,842)	(888,789)	1,521,869	139,889,489	-
Wilshire Large Company Growth Portfolio	65,750,450	-	(2,163,537)	(104,326)	(183,682)	63,298,905	-
Wilshire Large Company Value Portfolio	52,608,696	-	(2,163,537)	(55,182)	(493,403)	49,896,574	-
Wilshire Small Company Growth Portfolio	14,394,955	-	(463,615)	27,443	(106,802)	13,851,981	-
Wilshire Small Company Value Portfolio	13,394,508	-	(463,615)	4,447	264,675	13,200,015	-

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date: May 27, 2016

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 27, 2016